Fixed assets and assets held for sale (Details Narrative) $ in Thousands		2 Months Ended	5 Months Ended	6 Months Ended
	Jan. 10, 2023 USD ($)	Feb. 17, 2023 USD ($)	Jun. 06, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 27, 2023 USD ($)	Jun. 20, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 21, 2022 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Vessels Net				$ 2,275,594					$ 1,757,897
Advance payment				0			$ (30,000)
Long-Term Debt, Gross				1,631,715					$ 1,299,220
Total vessels cost				569,889
Addition on the Vessels acquitision cost				94,889
Acquisition cost				475,000
Payment for purchase and installation of Scrubbers and BWT systems				455,791			1,108
Impairment charge				$ 7,956			0
Vessels under credit facilities provided as collateral [Member]
Property, Plant and Equipment [Line Items]
Number of vessels as collateral				3
Vessels Net				$ 445,640
Vessels under sale and lease back agreements [Member]
Property, Plant and Equipment [Line Items]
Vessels Net				$ 1,547,989
Number of vessels under of sales and lease back aggreements				10
Unencumbered vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels Net				$ 303,305
Number of unencumbered vessels				10
One X-DF LNG/C Vessel (“174.000 CBM”) [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM			174,000
Two Eco Container Carriers Vessels (“13.312 TEU”) [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in TEU			13,312
One Eco Container Carriers Vessels (“13.696 TEU”) [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in TEU			13,696
One X-DF LNG/C Vessel and Three Eco Container Carriers Vessels [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessels total consideration paid			$ 596,583
Advance payment								$ 30,000
M/V Itajai Express [Member] | CMTC [Member]
Property, Plant and Equipment [Line Items]
Vessels total consideration paid	$ 122,500
Advance payment								6,000
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 108,000
LNG/C Asterix I [Member] | CMTC [Member]
Property, Plant and Equipment [Line Items]
Vessels total consideration paid		$ 230,000
Advance payment								12,000
Sale Leaseback Transaction, Gross Proceeds, Financing Activities		$ 184,000
M/V Buenaventura Express [Member] | CMTC [Member]
Property, Plant and Equipment [Line Items]
Vessels total consideration paid						$ 122,500
Advance payment								$ 6,000
Long-Term Debt, Gross						$ 100,000
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized				$ 16,665			332
Ballast Water Treatment Systems [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized				411			33
Exhaust Gas Cleaning Systems [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized				13,897
Ballast Water Treatment Systems & Exhaust Gas Cleaning systems| Parternship payments [Member]
Property, Plant and Equipment [Line Items]
Payment for purchase and installation of Scrubbers and BWT systems				$ 3,971			$ 510
M/V Cape Agamemno [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price					$ 22,000
Impairment charge					$ 7,956
Expected delivery date of vessel to the new owner					by the third quarter of 2023